Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Accounts receivable	26,963,149	23,714,517	3,298,998
Less: allowance of credit losses	(3,951,391)	-	-
Accounts receivable, net	23,011,758	23,714,517	3,298,998

Schedule of changes in allowance for doubtful accounts

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Beginning balance	8,487,562	3,951,391	549,690
Addition	3,951,391	-	-
Recovery	-	(3,951,391)	(549,690)
Deconsolidation of Fe-da and subsidiaries	(8,487,562)	-	-
Ending balance	3,951,391	-	-